Stock options	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Stock options

10. Stock options

The following is a summary and continuity of stock options that are outstanding as at December 31, 2011:

			average
	# of	# of	remaining
exercise	options	options	contractual
price	outstanding	exercisable	life (years)

$0.45	134,500	134,500	3.8
$0.53	150,000	50,000	2.2
$0.63	1,310,000	1,165,000	1.3
$1.00	100,000	—	1.4
$1.16	478,600	188,600	4.6
$2.00	100,000	—	1.4
$3.00	100,000	—	1.4
$4.00	100,000	—	1.4
	2,473,100	1,538,100	2.1

	For the year ended December 31		For the year ended December 31
	2011		2010
		weighted		weighted
	# of	average	# of	average
	options	exercise price	options	exercise price

Outstanding at beginning of the year	2,134,804	$0.62	2,757,204	$1.76
Granted	1,054,800	$1.58	248,900	$0.62
Cancelled for re-pricing	—	—	(2,113,204)	$1.94
Granted on re-pricing in 2010	—	—	2,113,204	$0.62
Forfeited	(398,300)	$0.65	(431,300)	$1.48
Expired	(288,204)	$0.63	(340,000)	$0.66
Exercised	(30,000)	$0.63	(100,000)	$0.55
Options outstanding as at end of the year	2,473,100	$1.02	2,134,804	$0.62
Options exercisable as at end of the year	1,538,100	$0.68	1,737,637	$0.61

	For the year ended December 31
	2009
		weighted
	# of	average
	options	exercise price

Outstanding at beginning of the year	2,270,204	$2.31
Granted	730,000	$1.20
Forfeited	(40,000)	$2.39
Expired	(203,000)	$2.18
Exercised	—	$—
Options outstanding as at end of the year	2,757,204	$1.76
Options exercisable as at end of the year	1,594,038	$1.85

Stock options granted generally vest at a rate of one-third at the end of each of the first three years following the date of grant, except as noted below. Options lapse, if unexercised, generally five years from the date granted.

In the first quarter of 2011 an officer of the Company was granted 150,000 options at an excise price of $0.53 per share with one third of the options vesting at the date of grant and one-third vesting at the end of each of the following two years. These options will expire three years from the date of grant.

A total of 214,800 of the 504,800 stock options which were granted in July 2011 at an exercise price of $1.16 per share had immediate vesting.

A total of 400,000 stock options were granted in December, 2011, at an average exercise price of $2.50, expiring June 1, 2013, and with 25% of the options vesting after each 3 month period.

On December 8, 2010, following approval by the Company's shareholders, a total of 2,113,204 stock options (which had an average original exercise price of U.S. $2.04) were re-priced to an exercise price of Cdn. $0.63 per share. All of these re-priced options retained the rest of their original terms, and were treated for accounting purposes as a modification of the previously issued options. The re-pricing included a total of 1,615,000 options held by directors and officers of the Company which had an average strike price of U.S. $2.35 per share.

Stock based compensation expense is calculated based on the fair value attributed to grants of stock options using the Black-Scholes option valuation model and utilizing the following weighted average assumptions:

	2011	2010	2009

Stock based compensation expense for the year	$344,800	$577,815	$672,060
Expected dividends paid per common share	Nil	Nil	Nil
Expected life in years	2.8	1.8	3
Expected volatility in the price of common shares	111%	92%	103%
Risk free interest rate	1.5%	1.5%	1.5%
Weighted average fair market value per share at grant date	$0.57	$0.27	$0.70
Intrinsic (or "in-the-money") value per share of options exercised	$0.22	$0.53	$—

As of December 31, 2011 there was $338,000 (2010 - $311,000) of unamortized stock based compensation expense related to non-vested stock options. This amount will be recognized in future expense over the remaining vesting periods of the underlying stock options.